BUSINESS COMBINATION	6 Months Ended
Jun. 30, 2018
Business Combinations [Abstract]
BUSSINESS COMBINATION
NOTE 3 – BUSSINESS COMBINATION

Harsec A/S

On July 19, 2017, the Company acquired 100% of the outstanding shares of Harsec A/S (“Harsec”) in Denmark. Harsec provides cargo security services in the Danish airports and is serving international parcel companies. Consideration of the acquisition for the shares was 10 million Danish Krone (“DKK”) ($1,579 as of the purchase date) in cash of which 90% was paid upon the signing of the purchase contract and 10% paid three months after that. The acquisition was done in order to expend our services to the Danish market.

The acquisition was accounted for as a purchase and accordingly a purchase price was allocated to the assets acquired and liabilities assumed at their fair values.

The following represents the allocation of the purchase price as of the purchase rate in DKK and the translation to United States Dollars as of the purchase date:

	DKK	U.S. Dollars
Cash	3,161	499
Accounts receivable	3,219	508
Other receivables	124	20
Fixed assets	665	105
Goodwill	4,478	707
Total identifiable assets acquired	11,647	1,839

Accounts payable and accrued expenses	1,647	260
Total liabilities assumed	1,647	260
	10,000	1,579

Abydos Consultores de Sistemas S.L.U.

In February 2018, the Company acquired 100% of the outstanding shares of Abydos Consultores de Sistemas S.L.U., a Spanish company. Consideration of the acquisition was 183 euros ($218 as of the purchase date). The acquisition was done in order to expand the services the Company provides in Spain.

The acquisition was accounted for as a purchase and accordingly a purchase price was allocated to the assets acquired and liabilities assumed at their fair values.

The following represents the allocation of the purchase price as of the purchase date in Euros and the translation to United States Dollars as of the purchase date:

	EUR	U.S. Dollars
Cash	29	36
Accounts receivable	142	175
Fixed assets	88	108
Other assets	11	14
Goodwill	188	232
Total identifiable assets acquired	458	565

Notes payables-banks	11	14
Accounts payable	19	23
Accrued expenses and other current liabilities	126	155
Other liabilities	119	147
Total liabilities assumed	275	339
	183	226